Other Reserves - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 06, 2006	Dec. 31, 2017
Disclosure Of Reserves Within Equity [Line Items]
Tax related to vested awards		$ 11
Class A Shares [Member]
Disclosure Of Reserves Within Equity [Line Items]
Loan converted notes	4,827,974